Note 6. Other Current Assets	12 Months Ended
Oct. 31, 2012
Other Current Assets [Text Block]
6.      Other Current Assets

As of October 31, 2012, other current assets include embedded derivative and other derivative assets of $0.2 million (October 31, 2011 ― $11.8 million) (Note 16) as well as prepaid expenses and other of $1.8 million (October 31, 2011 ― $2.0 million).